Derivatives - Schedule of Gain (Loss) in Consolidated Statements of Income Related to Derivative Instruments (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Derivative Instruments Gain Loss [Line Items]
Noninterest income			$ (1,600)		$ 8,000
Derivatives Designated as Hedging Instruments | Cash Flow Hedges | Commercial Loan | Interest Rate Swaps
Derivative Instruments Gain Loss [Line Items]
OCI	$ 4,916	$ 15,387	3,326	$ 32,217	(7,444)	$ 7,454
Reclassified from AOCI to interest income	1,166	3,607	3,033	5,383	11,255	4,877
Noninterest income					166	(329)
Derivatives Not Designated as Hedging Instruments | Mortgage Loan Held for Sale Interest Rate Lock Commitments
Derivative Instruments Gain Loss [Line Items]
Noninterest income	(99)	67	79	122	24	(66)	$ 52
Derivatives Not Designated as Hedging Instruments | Mortgage Loan Forward Sale Commitments
Derivative Instruments Gain Loss [Line Items]
Noninterest income						86	(105)
Derivatives Not Designated as Hedging Instruments | Foreign Exchange Contracts
Derivative Instruments Gain Loss [Line Items]
Noninterest income	$ 552	$ 355	$ 1,021	$ 596	$ 1,264	$ 965	$ 604